EMPLOYEE BENEFIT PLANS (Pre-tax Amounts Recognized in Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service costs (credits)	$ 0	$ 0	$ 529
Net actuarial loss (gain)	176	(2,220)	8,151
Amortization of loss	(1,096)	(1,281)	(1,072)
Total changes in other comprehensive loss (income)	(920)	(3,501)	7,608
Post Retirement Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service costs (credits)	2,524	1,533	3,911
Net actuarial loss (gain)	1,487	312	1,201
Amortization of loss	(541)	(326)	(255)
Total changes in other comprehensive loss (income)	$ 3,470	$ 1,519	$ 4,857